CONSOLIDATED BALANCE SHEETS (Parenthetical) - ₫ / shares	Jun. 30, 2024	Dec. 31, 2023	Aug. 01, 2023	Jul. 31, 2023	Jul. 30, 2023	Dec. 31, 2022
UNAUDITED INTERIM CONDENSED CONSOLIDATED BALANCE SHEETS
Ordinary shares, par value	₫ 0	₫ 0				₫ 0
Ordinary shares, issued	2,338,695,829	2,337,788,498		2,299,999,998	2,412,852,458	2,299,999,998
Ordinary shares, outstanding	2,338,695,829	2,337,788,498	2,299,999,998	2,299,999,998	2,412,852,458